UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-05850

Name of Fund:  Merrill Lynch Senior Floating Rate Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Terry K. Glenn, President, Merrill Lynch Senior Floating
       Rate Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ,
       08536.  Mailing address:  P.O. Box 9011, Princeton, NJ,
       08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2004

Date of reporting period: 07/01/03 - 06/30/04

Item 1 - Proxy Voting Record

       Item 1 - Proxy Voting Record - The Fund held no voting securities during the period covered by this report. No records are attached. For additional information on portfolio security voting, please refer to Master Senior Floating Rate Trust Form N-PX filed with the Securities & Exchange Commission.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Senior Floating Rate Fund, Inc.

By:    /s/ Terry K. Glenn
       Terry K. Glenn,
       President of Merrill Lynch Senior Floating Rate Fund, Inc.

Date: August 4, 2004